Derivatives and Hedge Accounting (Narrative 2) (Detail) - Decimal	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Australia, Dollars [member] | Cash flow hedges [member] | Market [member] | Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	1.50%	0.00%
Average foreign exchange rate	1.55	1.52
Australia, Dollars [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	1.61	1.58
Euro Member Countries, Euro [member] | Cash flow hedges [member] | Market [member] | Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	0.00%	0.00%
Poland, Zlotych [member] | Cash flow hedges [member] | Market [member] | Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	0.00%	0.00%
Poland, Zlotych [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	4.3	4.26
THB [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	34.79	38.15
United States of America, Dollars [member] | Cash flow hedges [member] | Market [member] | Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	0.00%	0.00%
Average foreign exchange rate	1.11	1.14
United States of America, Dollars [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	1.12	1.18